Note 3 - Inventory (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen
	2015	2016

Network equipment purchased for resale	¥667,110	¥658,330
Work in process	562,353	1,345,243

Total inventories	¥1,229,463	¥2,003,573